Related Parties Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [Line Items]
General and administrative expenses	$ 60,991	$ 57,199	$ 49,440
Finance income	5,799	214	1,183
Receivables due from related parties	1,100
Gelesis
Related party transactions [Line Items]
Finance income	1,600
Related parties
Related party transactions [Line Items]
General and administrative expenses	51	181
Related parties | Gelesis
Related party transactions [Line Items]
Royalty income	$ 509	$ 231	$ 54
Directors and Senior Managers | Common
Related party transactions [Line Items]
Number of shares held (in shares)	25,371,839
Percent voting rights of the Companny	9.10%
Additional number of shares authorized to purchase	2,350,000
Number of shares issuable based on performance conditions	6,448,899	6,448,899
Directors and Senior Managers | Convertible notes
Related party transactions [Line Items]
Payables to related parties	$ 99	$ 94
Senior Managers | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions			6,448,899
Director | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions			172,056
Nonexecutive Directors
Related party transactions [Line Items]
Remuneration expense	655	605	$ 690
Share-based payment expense	365	161	$ 0
Associates | Gelesis
Related party transactions [Line Items]
Royalty income	$ 509	$ 231